Consolidated Statements of Changes in Shareholders' Deficit	Common Stock [Member] Common Class A and Class B [Member] USD ($) shares	Common Stock [Member] Common Class A and Class B [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Subscription Receivables [Member] USD ($)	Subscription Receivables [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($) shares	SGD ($) shares
Balance at Apr. 30, 2023 | $		$ 2,654		$ 1,650,415		$ 0				$ (4,670,222)		$ (3,017,153)
Balance, shares at Apr. 30, 2023	19,912,375	19,912,375
Net loss | $										(2,359,844)		(2,359,844)
Proceeds from Investors		$ 837		8,333,615		(37,251)					$ (6,085,167)	8,297,201
Proceeds from Investors, shares	5,686,501	5,686,501
Balance at Apr. 30, 2024	$ 2,560	$ 3,491	$ 7,322,288	9,984,030	$ (27,320)	(37,251)			$ (5,155,849)	(7,030,066)	2,141,679	2,920,204
Balance, shares at Apr. 30, 2024	25,598,876	25,598,876
Net loss										(5,137,064)	(3,934,994)	(5,137,064)
Translation Gain/(Loss) | $								(1,143)				(1,143)
Shares issued during the year		$ 17		255,178							$ 193,000	$ 255,195
Shares issued during the year, shares	128,125	128,125									128,125	128,125
Balance at Apr. 30, 2025	$ 2,687	$ 3,508	$ 7,843,234	$ 10,239,208	$ (28,534)	$ (37,251)	$ (876)	$ (1,143)	$ (9,320,022)	$ (12,167,130)	$ (1,503,511)	$ (1,962,808)
Balance, shares at Apr. 30, 2025	25,727,001	25,727,001